                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act File Number 811-3557

                           UMB Scout Stock Fund, Inc.

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                              ---------------------
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                              ---------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (816) 860-7512

                        Date of fiscal year end: June 30

                    Date of reporting period: March 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS

UMB SCOUT STOCK FUND, INC.
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

NUMBER OF
SHARES                                                    VALUE
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 11.8%
       29,300 Knight-Ridder, Inc.                      $ 1,970,425
       61,600 McDonald's Corp.                           1,918,224
       51,200 Staples, Inc.                              1,609,216
      110,800 TJX Companies, Inc.                        2,729,004
       61,900 Target Corp.                               3,096,238
                                                       -----------
                                                        11,323,107
                                                       -----------

CONSUMER STAPLES - 7.8%
      27,500 J.M. Smucker Co.                            1,383,250
      30,300 Kimberly-Clark Corp.                        1,991,619
      33,400 PepsiCo, Inc.                               1,771,202
      43,100 Procter & Gamble Co.                        2,284,300
                                                       -----------
                                                         7,430,371
                                                       -----------

ENERGY - 10.0%
      42,700 Apache Corp.                                2,614,521
      30,400 ConocoPhillips                              3,278,336
      34,100 Occidental Petroleum Corp.                  2,426,897
      17,300 Valero Energy Corp.                         1,267,571
                                                       -----------
                                                         9,587,325
                                                       -----------
FINANCE - 28.4%
      30,400 Allstate Corp.                              1,643,424
      28,900 American Express Co.                        1,484,593
      35,200 American International Group, Inc.          1,950,432
      43,400 Cullen/Frost Bankers, Inc.                  1,959,510
      21,700 Chubb Corp.                                 1,720,159
      21,700 Hartford Financial Services Group, Inc.     1,487,752
      60,000 Highwoods Properties, Inc.                  1,609,200
      42,700 Lincoln National Corp.                      1,927,478
      48,200 Merrill Lynch & Co., Inc.                   2,728,120
      34,700 Morgan Stanley                              1,986,575
      45,600 State Street Corp.                          1,993,632
      26,000 Sun Trust Banks, Inc.                       1,873,820
      19,248 TD Banknorth, Inc.                            601,308
       9,226 Toronto-Dominion Bank                         381,495
      66,200 U.S. Bancorp                                1,907,884
      32,500 Wells Fargo & Co.                           1,943,500
                                                       -----------
                                                        27,198,882
                                                       -----------

HEALTH CARE - 8.2%
      28,000 Johnson & Johnson                           1,880,480
      98,650 Mylan Laboratories, Inc.                    1,748,078
      70,800 Pfizer, Inc.                                1,859,916
      24,500 UnitedHealth Group, Inc.                    2,336,810
                                                       ----------
                                                         7,825,284
                                                       -----------

INDUSTRIALS - 8.8%
     25,600 3M Co.                                                     $  2,193,664
     32,900 Emerson Electric Co.                                          2,136,197
     26,500 FedEx Corp.                                                   2,489,675
     14,900 General Dynamics Corp.                                        1,595,045
                                                                       ------------
                                                                          8,414,581
                                                                       ------------

INFORMATION TECHNOLOGY - 7.6%
     32,400 First Data Corp.                                              1,273,644
     76,000 Flextronics International Ltd.*                                 915,040
     65,000 Hewlett-Packard Co.                                           1,426,100
     63,800 Intel Corp.                                                   1,482,074
     86,800 Texas Instruments, Inc.                                       2,212,532
                                                                       ------------
                                                                          7,309,390
                                                                       ------------

MATERIALS - 7.4%
     18,200 Air Products and Chemicals, Inc.                              1,151,878
     37,300 Alcoa, Inc.                                                   1,133,547
     47,800 Peabody Energy Corp.                                          2,216,008
     38,400 Weyerhaeuser Co.                                              2,630,400
                                                                       ------------
                                                                          7,131,833
                                                                       ------------

TELECOMMUNICATION SERVICES - 3.7%
     17,400 ALLTEL Corp.                                                    954,390
     68,200 SBC Communications, Inc.                                      1,615,658
     43,400 Sprint Corp.                                                    987,350
                                                                       ------------
                                                                          3,557,398
                                                                       ------------

UTILITIES - 3.4%
     34,700 Alliant Energy Corp.                                            929,266
     32,900 Entergy Corp.                                                 2,324,714
                                                                       ------------
                                                                          3,253,980
                                                                       ------------

TOTAL COMMON STOCKS (COST $80,582,576) - 97.1%                           93,032,151

U.S. GOVERNMENT AGENCIES (COST $18,433,000) - 19.3%
                 Federal Home Loan Bank
     $18,433,000 2.40%, 04/01/05                                         18,433,000
                                                                       ------------

TOTAL INVESTMENTS (COST $99,015,576) - 116.4%                           111,465,151

Liabilities less other assets - (16.4)%                                 (15,669,977)
                                                                       ------------

TOTAL NET ASSETS - 100.0%
(equivalent to $15.16 per share; 20,000,000 shares of $1.00 par value
 capital shares authorized; 6,318,891 shares outstanding)              $ 95,795,174
                                                                       ============

ADR - American Depositary Receipt
*Non-income producing security

See accompanying Notes to Schedules of investments

UMB SCOUT STOCK SELECT FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

NUMBER OF
SHARES                                                         VALUE
COMMON STOCKS - 88.0%
CONSUMER DISCRETIONARY - 9.9%
       9,700 eBay, Inc.                                     $     361,422
      12,000 Staples, Inc.                                        377,160
      10,500 Starbucks Corp.*                                     542,430
      14,500 Target Corp.                                         725,290
      16,300 Williams-Sonoma, Inc.*                               599,025
                                                            -------------
                                                                2,605,327
                                                            -------------

CONSUMER STAPLES - 11.4%
       8,900 The Clorox Co.                                       560,611
      15,700 The J.M. Smucker Co.                                 789,710
       7,800 PepsiCo, Inc.                                        413,634
      10,400 Wal-Mart Stores, Inc.                                521,144
      10,500 Wm. Wrigley Jr. Co.                                  688,485
                                                            --------------
                                                                2,973,584
                                                            -------------

ENERGY - 7.7%
      10,000 Apache Corp.                                         612,300
       3,500 Kerr-McGee Corp.                                     274,155
      10,100 Noble Corp.*                                         567,721
       8,000 Occidental Petroleum Corp.                           569,360
                                                            -------------
                                                                2,023,536
                                                            -------------

FINANCE - 7.8%
      14,800 American Express Co.                                 760,276
       9,200 American International Group, Inc.                   509,772
      13,600 Morgan Stanley                                       778,600
                                                            -------------
                                                                2,048,648
                                                            -------------

HEALTH CARE - 11.6%
      11,060 Johnson & Johnson                                    742,790
      17,000 Medtronic, Inc.                                      866,150
      11,000 Patterson Companies, Inc.                            549,450
       6,500 UnitedHealth Group, Inc.                             619,970
       3,200 Zimmer Holdings, Inc.*                               248,992
                                                            -------------
                                                                3,027,352
                                                            -------------

INDUSTRIALS - 13.6%
       6,000 3M Co.                                               514,140
      11,600 Emerson Electric Co.                                 753,188
       7,300 Expeditors International of Washington, Inc.         390,915
       9,100 FedEx Corp.                                          854,945
       3,500 General Dynamics Corp.                               374,675
      18,700 General Electric Co.                                 674,322
                                                            -------------
                                                                3,562,185
                                                            -------------

INFORMATION TECHNOLOGY - 19.8%
      25,800 Altera Corp.*                                        510,324
      19,500 Automatic Data Processing, Inc.                      876,525
      17,300 Dell, Inc.*                                          664,666
      14,100 Electronic Arts Inc.*                                730,098
      51,000 Flextronics International Ltd.*                      614,040
      31,500 Intel Corp.                                          731,745
       7,400 L-3 Communications Holdings, Inc.                    525,548
      21,700 Microsoft Corp.                                      524,489
                                                            -------------
                                                                5,177,435
                                                            -------------

MATERIALS - 4.1%
       8,900 Air Products and Chemicals, Inc.                          $   563,281
      31,200 Applied Materials, Inc.*                                      507,000
                                                                       -----------
                                                                         1,070,281
                                                                       -----------
UTILITIES - 2.1%
      7,700 Entergy Corp.                                                  544,082
                                                                       -----------
                                                                           544,082
                                                                       -----------

TOTAL COMMON STOCKS (COST $21,098,554) - 88.0%                          23,032,430
                                                                       -----------

U.S. GOVERNMENT AGENCIES (COST $2,855,000) - 10.9%
             Federal Home Loan Bank
      $2,855,000 2.40%, 04/01/05                                         2,855,000
                                                                       -----------
TOTAL INVESTMENTS (COST $23,953,554) - 98.9%                            25,887,430

Other assets less liabilities - 1.1%                                       285,902
                                                                       -----------

TOTAL NET ASSETS - 100.0%
(equivalent to $8.30 per share; 10,000,000 shares of $1.00 par value
capital shares authorized; 3,153,628 shares outstanding)               $26,173,332
                                                                       ===========

*Non-income producing security

See accompanying Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- The Funds are registered under the Investment Company Act of 1940, as amended, as open-end, diversified management investment companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

INVESTMENTS -- Each security listed on an exchange is valued at its last sales price on that exchange on the last business day of the period. Where the security is listed on more than one exchange, the Funds will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. Nasdaq National Market(R) and SmallCap(R) securities are valued at the Nasdaq Official Closing Price. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates fair value. Investment transactions are recorded on the trade date. Interest income is recorded daily. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

                                                         Continued on next page.

MARCH 31, 2005 (UNAUDITED)

AMORTIZATION -- Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

At March 31, 2005, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:




                                         STOCK       STOCK SELECT
(in thousands)                           FUND           FUND
---------------------------------    -----------     ------------
Unrealized appreciation .........    $14,393,223     $ 2,684,684
Unrealized depreciation .........     (1,943,648)       (750,950)
                                     -----------     -----------
Net unrealized appreciation
 (depreciation)..................     12,449,575       1,933,734
                                     ===========     ===========
Cost of securities on a
 tax basis ......................     99,015,576      23,953,696
                                     ===========     ===========

ITEM 2. CONTROLS AND PROCEDURES

a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Stock Fund, Inc.

/s/ James L. Moffett
----------------------------------------
James L. Moffett
Principal Executive Officer
May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James L. Moffett
----------------------------------------
James L. Moffett
Principal Executive Officer
May 17, 2005

/s/ Barbara J. Demmer
----------------------------------------
Barbara J. Demmer
Principal Financial Officer
May 17, 2005